CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 10	-	CREDIT FROM BANKING INSTITUTIONS

A.	Short-term loans:

	US dollars
	December 31,
(in thousands)	2025	2024

Short-term loans - linked to the Mexican Pezo	-	114
Credit line utilized	-	-
	-	114

B.	Lines of credit:

Unutilized short-term lines of credit of the Company as of December 31, 2025, aggregated to US$ 4.1 million.